Tax - Tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Income Taxes [Abstract]
Current tax	£ 386	£ (283)		£ (187)
– for this year	359	(243)		(245)
– adjustments in respect of prior years	27	(40)		58
Deferred tax	41	(363)		164
– origination and reversal of temporary differences	25	(529)		248
– effect of changes in tax rates	0	33		(56)
– adjustments in respect of prior years	16	133		(28)
Total tax expense	427	(646)	[1]	(23)	[1]
Tax credit (charge) recorded directly to equity	£ 334	£ (393)		£ 135

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.